Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 8,717	$ 7,401
Short term deposits	857	848
Other investments		275
Other current assets	292	384
Total current assets	9,866	8,908
Non-current assets
Right to use assets	222	164
Fixed assets, net	124	124
Intangible assets	7,360	27,842
Total non - current assets	7,706	28,130
Total assets	17,572	37,038
Liabilities
Current maturity of lease liabilities	244	183
Trade payable	2,070	1,455
Warrants	4,066	1,149
Other payables	1,373	1,200
Total current liabilities	7,753	3,987
Non-current liabilities
Post-employment benefit liabilities	160	140
Total non - current liabilities	160	140
Equity
Share capital, no par value
Share premium	152,483	147,631
Receipts on account of warrants	21,145	21,145
Capital reserve for share-based payments	7,263	8,875
Capital reserve from transactions with related parties	761	761
Capital reserve from transactions with non- controlling interest	(859)	(859)
Accumulated loss	(171,079)	(144,693)
Equity attributable to owners of the Company	9,714	32,860
Non-controlling interests	(55)	51
Total equity	9,659	32,911
Total liabilities and equity	$ 17,572	$ 37,038